Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets	12 Months Ended
Mar. 31, 2022
Machinery [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Residual value rate	5.00%
Useful Lives	10 years
Electric equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Residual value rate	5.00%
Electric equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	3 years
Electric equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	5 years
Office equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Residual value rate	5.00%
Useful Lives	5 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Residual value rate	5.00%
Vehicles [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	4 years
Vehicles [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	10 years
Leasehold improvement cost [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Residual value rate	5.00%
Leasehold improvement cost [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	3 years
Leasehold improvement cost [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	10 years